                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1001 Brickell Bay Drive
         27th Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            May 15, 2009
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     14
Form 13F Information Table Value Total: 95,551 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners
FORM 13F
   31-Mar-09

                                                                                                      Voting Authority
                             Title of               Value   Shares/  Sh/  Put/  Invstmt   Other    ---------------------
Name of Issuer                 class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
--------------               --------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
99 Cents Only Stores           COM     65440K106     1054    114117   SH          Sole              114117
Allot Communication Shs        COM     M0854Q105      432    270000   SH          Sole              270000
Alloy Inc New Com              COM     019855303     1482    352800   SH          Sole              352800
Amerigroup Corp                COM     03073T102     6851    248750   SH          Sole              248750
BCE Inc                        COM     05534B760     8726    438500   SH          Sole              438500
Bristol-Myers Squibb Co        COM     110122108     8406    383500   SH          Sole              383500
CVS Caremark Corp.             COM     126650100    13740    499800   SH          Sole              499800
Covance Inc                    COM     222816100     3766    105700   SH          Sole              105700
EBay                           COM     278642103    21822   1737400   SH          Sole             1737400
Fresh Del Monte Produce Inc    COM     G36738105      534     32538   SH          Sole               32538
IAC/Interactive Corp           COM     44919P508     6820    447800   SH          Sole              447800
Psychiatric Solutions Inc      COM     74439H108     2023    128602   SH          Sole              128602
Reynolds American Inc.         COM     761713106    13745    383500   SH          Sole              383500
Walgreen Co                    COM     931422109     6150    236900   SH          Sole              236900